INCOME TAXES (Details Narrative) - Visiox Pharmaceuticals, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Increase in valuation allowance	$ 2,648,652
Valuation allowance	2,648,652
Net operating losses	$ 1,014,002